Restructuring and Other Charges, Net - Additional Information (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges, net	$ (18,047)	$ (16,521)	$ (16,903)
Number of personnel eliminated		250	300
Other Restructuring Costs	5,622	$ 2,922	$ (518)
Restructuring and other charges, net	23,669	19,443	16,385
Gain (Loss) on Sale of Project			500
Personnel
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges, net	$ (8,471)	(13,318)	(15,262)
Number of personnel eliminated	200
Facilities
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges, net	$ (9,576)	(3,203)	(1,641)
Costs related to assumed lease obligations from acquisitions [Member]
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs	0	0	(126)
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs	$ 5,622	2,922	$ (392)
Eliminatinon of Employees [Member] | Personnel
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges, net		$ (13,300)
Other Acquisitions [Member] | Personnel
Restructuring Cost and Reserve [Line Items]
Number of personnel eliminated	60